Related Parties	12 Months Ended
Jun. 30, 2022
Related Party [Abstract]
Related Parties	Related parties
None of the directors or major shareholders of Harmony or, to the knowledge of Harmony, their families, had an interest, directly or indirectly, in any transaction from 1 July 2019 or in any proposed transaction that has affected or will materially affect Harmony or its subsidiaries, other than as stated below.

Directors and other key management
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the group, directly or indirectly, including any director (whether executive or otherwise) of the group.
37    Related parties continued
Directors and other key management continued
The directors' remuneration is as follows:

	SA Rand
Figures in million	Executive directors	Non-executive directors
2022
Salaries	21	—
Retirement contributions	3	—
Bonuses	14	—
Exercise/settlement of share options	2	—
Directors' fees	—	13
Total	40	13
2021
Salaries	24	—
Retirement contributions	3	—
Bonuses	16	—
Exercise/settlement of share options	105	—
Directors' fees	—	13
Total	148	13

On 7 December 2021, Harmony announced the retirement of Ms Fikile De Buck and Dr Simo Lushaba as independent non-executive directors with effect from 7 December 2021.

On 21 February 2022, Ms Melanie Naidoo-Vermaak and Mr Anton Buthelezi were appointed as senior executive: Sustainable Development and senior executive: Human Capital respectively and have been classified as prescribed officers.

On 19 May 2022, Harmony announced the appointment of Mr Bongani Nqwababa and Mr Martin Prinsloo to the board of directors of Harmony as independent non-executive directors with effect from 18 May 2022.

On 28 June 2022, Harmony announced the resignation of Mr Modise Motloba as a non-independent non-executive director with effect from 27 June 2022.

The following directors and prescribed officers owned shares in Harmony at year-end:

Number of shares
Name of director/prescribed officer	2022	2021*
Directors
Peter Steenkamp[1]	772 589	746 085
Boipelo Lekubo[1]	15 988	3 581
Andre Wilkens	101 301	101 301
Harry 'Mashego' Mashego[1]	14 875	3 319
Prescribed officers
Beyers Nel[1,4]	110 207	198 622
Philip Tobias[1,2,4]	n/a	321 084
Marian van der Walt[1,4]	100 000	159 438
Melanie Naidoo-Vermaak[1,3]	7 966	n/a
Johannes van Heerden[1,4]	30 734	6 156
*    Certain figures have been revised. Refer to footnote 4 below.
[1]    The balance of shares held is attributable to shares held privately and in terms of the minimum shareholding requirement as set out in our remuneration policy.
[2]    Philip Tobias resigned effective 14 November 2021.
[3]    Melanie Naidoo-Vermaak classified as a prescribed officer effective 21 February 2022.
[4]    During the year, a misstatement was identified in the balance of the shares owned by certain prescribed officers for the year ended 30 June 2021. The previously disclosed balance at 30 June 2021 did not consider shares traded in the prescribed officers' personal capacity, and as a result were misstated. These figures have been revised. Shares held at 30 June 2021 were previously disclosed as: Beyers Nel, 216 175 shares, Marian van der Walt, 139 356 shares, Philip Tobias, 347 462 shares and Johannes van Heerden, 166 156 shares.
37    Related parties continued
Modise Motloba, Harmony’s former deputy chairman (refer above), is a director of Tysys (Proprietary) Limited (Tysys). Tysys entered into a contract with the group during the 2017 financial year to provide services relating to the group’s small and medium enterprise development projects. The contract has a value of up to R5 million per annum. Approximately R5 million
(2021: R5 million) was paid during the 2022 financial year relating to services rendered in the current and prior financial years. The contract has a 30-day notice period.

There were no other changes to the directors' interest between the reporting date and the date of the approval of the financial statements other than indicated above.

Other related parties
All the production of the group’s South African operations is sent to Rand Refinery in which Harmony holds a 10.38% interest. Refer to note 21.

	SA Rand
Figures in million	2022	2021
Sales and services rendered to related parties
Joint operations	4	3
Total	4	3

	SA Rand
Figures in million	2022	2021
Purchases and services acquired from related parties
Directors	5	5
Associates	51	55
Total	56	60